GOODWILL	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]
Note 8:-	Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2013 were as follows:

Balance as of January 1, 2012	$167,007

Gain of control in subsidiaries	156,381
Adjustments due to finalized purchase price allocation	20
Foreign currency translation adjustments	3,452

Balance as of December 31, 2012	326,860

Gain of control in subsidiaries	11,695
Deconsolidation of a subsidiary	(124,052)
Reclassifications and goodwill adjustment after revaluation of contingent consideration	382
Foreign currency translation adjustments	12,549

Balance as of December 31, 2013	$227,434

The Company performed annual impairment tests during the fourth quarter of 2013 and did not identify any impairment losses (See Note 2n).